Note 23 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Quarterly Financial Information [Table Text Block]
	(In Thousands, except per share data)
	2019				2018				2017
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$29,897	30,329	29,567	28,284	$27,585	26,298	25,548	24,094	$23,487	22,904	22,871	21,758
Interest expense	5,522	5,991	5,923	5,211	4,606	3,656	3,097	2,659	2,439	2,332	2,094	2,024
Net interest income	24,375	24,338	23,644	23,073	22,979	22,642	22,451	21,435	21,048	20,572	20,777	19,734
Provision for loan losses	686	167	154	1,033	1,097	1,088	1,090	1,023	436	436	420	389
Earnings before income taxes	10,222	13,556	12,451	10,882	10,708	10,718	9,798	10,153	10,694	10,438	11,386	10,362
Net earnings	7,972	10,266	9,516	8,290	9,833	7,972	7,309	7,480	3,574	6,469	6,988	6,495
Basic earnings per common share	0.74	0.95	0.89	0.77	0.93	0.75	0.69	0.71	0.34	0.62	0.67	0.63
Diluted earnings per common share	0.74	0.95	0.89	0.77	0.92	0.75	0.69	0.71	0.34	0.62	0.67	0.63